Fair Value Measurements - Fair Value Assets and Liabilities Carried at Fair Value (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Notional amount	$ (6.42)
Notional share price	$ (17.94)
Number of underlying shares	(782,483)